Concentration Risk (Tables)	6 Months Ended
Jun. 30, 2024
Concentration Risk [Abstract]
Schedule of Group’s Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the six months ended June 30,
	2023	2024
Percentage of the Group’s total revenue
Customer A	19%	16%
Customer B	17%	20%
Customer C	*	18%
*	represent percentage less than 10%

Schedule of Group’s Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31,	June 30,
	2023	2024
Percentage of the Group’s accounts receivable
Customer D	14%	13%
Customer E	13%	10%
Customer F	11%	15%
Customer G	12%	*
*	represent percentage less than 10%

Schedule of Group’s Total Purchase	The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:
	For the six months ended June 30,
	2023	2024
Percentage of the Group’s total purchase
Supplier A	13%	13%
Supplier B	17%	14%
*	represent percentage less than 10%